Note 2 - Revenues (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Notes Tables
Disaggregation of Revenue [Table Text Block]
	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2019	2020	20 19
Trappsol ® Cyclo™	$-	$73,500	$30,096	$103,596
Trappsol ® HPB	92,384	152,784	458,934	359,530
Trappsol ® Fine Chemical	127,963	57,620	261,300	162,572
Aquaplex ®	-	-	928	149,690
Other	2,115	2,010	6,532	4,447
Total revenues	$222,462	$285,914	$757,790	$779,835

	Year Ended
	December 31,
	2019	2018
Trappsol ® Cyclo™	$103,596	$166,596
Trappsol ® HPB	481,379	484,101
Trappsol ® Fine Chemical	265,947	233,910
Aquaplex ®	149,878	116,806
Other	6,398	10,064
Total revenues	$1,007,198	$1,011,477